Provisions for Retirement Benefit Obligations - Breakdown of actuarial gains and losses recognized in comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions for Retirement Benefit Obligations
Demographic changes	€ 42	€ (27)	€ 14
Changes in actuarial assumptions	383	109	(63)
Total	€ 425	€ 82	€ (49)
Discount rate	3.70%	1.00%	0.35%